Fees Summary	May 30, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 438,000
Previously Paid Amount	0.00
Total Fee Amount	67.06
Total Offset Amount	0.00
Net Fee	67.06
Narrative - Max Aggregate Offering Price	$ 438,000
Final Prospectus	true